Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
Beginning balance at Dec. 31, 2010	$ 578,665	$ 106,137	$ 74,285	$ 51,570	$ 401,734	$ (6,334)	$ (48,727)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	47,264				47,264
Other Comprehensive Income (Loss), After Tax	(7,774)					(7,774)
Redemption of preferred stock	(108,676)	(108,676)
Preferred stock dividends and discount amortization	(5,072)	2,539			(7,611)
Cash dividends declared	(16,830)				(16,830)
Treasury stock issued	1,882				(3,089)		4,971
Recognition of restricted stock compensation expense	1,133			1,133
Tax (expense) benefit from stock-based compensation	(66)			(66)
Ending balance at Dec. 31, 2011	490,526		74,285	52,637	421,468	(14,108)	(43,756)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	34,200				34,200
Other Comprehensive Income (Loss), After Tax	526					526
Cash dividends declared	(17,357)				(17,357)
Common stock issued in acquisition	27,610		3,708	23,902
Treasury stock issued	998				(2,272)		3,270
Recognition of restricted stock compensation expense	949			949
Tax (expense) benefit from stock-based compensation	(30)			(30)
Ending balance at Dec. 31, 2012	537,422		77,993	77,458	436,039	(13,582)	(40,486)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	38,680				38,680
Other Comprehensive Income (Loss), After Tax	(7,586)					(7,586)
Cash dividends declared	(13,379)				(13,379)
Treasury stock issued for restricted awards	(86)				(296)		210
Recognition of restricted stock compensation expense	424			424
Tax (expense) benefit from stock-based compensation	(47)			(47)
Ending balance at Sep. 30, 2013	555,428		77,993	77,835	461,044	(21,168)	(40,276)
Beginning balance at Dec. 31, 2012	537,422			77,458	436,039	(13,582)	(40,486)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	50,539				50,539
Other Comprehensive Income (Loss), After Tax	888					888
Cash dividends declared	(18,137)				(18,137)
Treasury stock issued	(88)				(283)		195
Recognition of restricted stock compensation expense	586			586
Tax (expense) benefit from stock-based compensation	96			96
Ending balance at Dec. 31, 2013	571,306		77,993	78,140	468,158	(12,694)	(40,291)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	43,414				43,414
Other Comprehensive Income (Loss), After Tax	5,522					5,522
Cash dividends declared	(14,858)				(14,858)
Treasury stock issued for restricted awards	(163)				(1,805)		1,642
Recognition of restricted stock compensation expense	676			676
Tax (expense) benefit from stock-based compensation	0			0
Ending balance at Sep. 30, 2014	$ 605,897		$ 77,993	$ 78,816	$ 494,909	$ (7,172)	$ (38,649)